Financial instruments and related disclosures - Impact of Interest Rate Currency Movements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
1% (100 basis points) increase in sterling interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ (2)	£ 24
1% (100 Basis Points) Increase in US Dollar Interest Rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	1	(24)
1% (100 Basis Points) Increase in Euro Interest Rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ (12)	£ 5